Note 15 - Stockholders' Equity (Successor)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Notes to Financial Statements
Stockholders' Equity Note Disclosure [Text Block]

NOTE 15. Stockholders’ Equity (Successor)

At June 30, 2021 and December 31, 2020, the Company had 92,728,781 and 91,967,565 shares of common stock outstanding, respectively, 9,500,174 and 10,225,472 warrants outstanding, respectively, with an exercise price of $11.50 per share that expire on August 21, 2025 and 10,209,300 and 10,209,300 CVRs outstanding, respectively that give the holders a right to receive up to 2.125 shares of HighPeak Energy common stock per CVR to satisfy the Preferred Returns (with an equivalent number of shares of Company common stock held by HighPeak I and HighPeak II being collectively forfeited in connection therewith).  As such, HighPeak I and HighPeak II have placed a total of 21,694,763 shares of common stock of the Company in escrow.

NOTE 14. Stockholders’ Equity (Successor)

At December 31, 2020, the Company has 91,967,565 shares of common stock outstanding, 10,225,472 warrants outstanding with an exercise price of $11.50 per share that expire on August 21, 2025 and 10,209,300 CVRs outstanding that give the holders a right to receive up to 2.125 shares of HighPeak Energy common stock per CVR in order to satisfy the Preferred Returns (with an equivalent number of shares of Company common stock held by HighPeak I and HighPeak II being collectively forfeited in connection therewith).  As such, HighPeak I and HighPeak II have placed a total of 21,694,763 shares of common stock of the Company in escrow.